Securities (Details Narrative) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Dividend Income recognized	$ 41	$ 24	$ 118	$ 82
Securities disposed [member] | Securities [member]
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities	21	7	80	35
Gain (loss) on sale of equity securities measured at fair value	0	0	2	(6)
Dividend Income recognized	$ 1	$ 0	$ 1	$ 0